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                                  FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1.  Name and address of issuer:

         PIMCO Advisors Funds, 2187 Atlantic Street, Stamford, CT 06902
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2.  Name of each series or class of funds for which this notice is filed:

    Value Fund, Discovery Fund, High Income Fund, Total Return Income Fund, U.S. Government Fund, Short-Intermediate Fund and Money Market Fund.

    Pursuant to paragraph (b)(3) of rule 24f-2, this notice is filed for the period from October 1, 1996 to January 17, 1997, the date on which the foregoing series of the issuer above sold substantially all their assets. The other series of the issuer (Equity Income Fund, Growth Fund, Target Fund, Opportunity Fund, Innovation Fund, International Fund, Precious Metals Fund, Global Income Fund and Tax Exempt Fund), which also sold substantially all of their assets on January 17, 1997, are not included in this notice because such series are not deemed to have ceased operations for the purposes of rule 24f-2.
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3.  Investment Company Act File Number:     811-3881

    Securities Act File Number:    2-87203
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4.  Last day of fiscal year for which this notice is filed:   January 17, 1997
    (see Item 2 above)
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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                  [   ]
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6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                                   None
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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                                   None
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9.  Number and aggregate sale price of securities sold during the fiscal year:

          Number:  705,289,504           Aggregate Sale Price:     $824,646,163
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          Number:  705,289,504           Aggregate Sale Price:     $824,646,163
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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          Number:  1,682,012             Aggregate Sale Price:  $15,758,105
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12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2
           (from Item 10):                                $   824,646,163

     (ii)  Aggregate price of shares issued in connec-
           tion with dividend reinvestment plans (from
           Item 11, if applicable):                       +    15,758,105

     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year (if
           applicable):                                   -   840,404,268*

     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as a
           reduction to filing fees pursuant to
           rule 24e-2 (if applicable):                    +             0

     (v)   Net aggregate price of securities sold
           and issued during the fiscal year in reliance
           on rule 24f-2 [line (i), plus line (ii), less
           line (iii), plus line (iv)] (if applicable):                 0

     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable
           law or regulation (see Instruction C.6):       x        1/3300

     (vii) Fee due [line (i) or line (v) multiplied by
           line (vi)]:                                    $             0

* Includes redemptions and repurchases of shares of the Discovery Fund, U.S. Government Fund, Short-Intermediate Fund and Money Market Fund (which totaled $1,301,242,275) only. Redemptions and repurchases of shares of the Value Fund (which totaled $84,410,648) will be used by PIMCO Funds: Multi-Manager Series (File Nos. 33-36528, 811-6161), and redemptions and repurchases of the High Income Fund and Total Return Income Fund (which totaled $566,728,940) will be used by PIMCO Funds (File Nos. 33-12113 811-
      5028), in calculating their respective registration fees for their current fiscal years, in accordance with the position taken by the staff in its February 6, 1995 letter regarding Kemper Total Return Fund, et al.

INSTRUCTION:  ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V) ONLY IF
              THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
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13.   Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CRF 202.3a).
                                                               [   ]
      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                  SIGNATURES

 This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


 By (Signature and Title)*  /s/ John P. Hardaway
                          ________________________________________
                                John P. Hardaway, Treasurer

 Date  3/14/97

    *Please print the name and title of the signing officer below the signature.
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